18. INVESTMENTS (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [line items]
Total investments		R$ 5,378	R$ 5,235
Hidreletrica Cachoeirao [Member]
Disclosure of detailed information about investment property [line items]
Control		Jointly-controlled
Total investments		R$ 54	49
Guanhaes Energia [Member]
Disclosure of detailed information about investment property [line items]
Control	[1]	Jointly-controlled
Total investments	[1]	R$ 131
Hidreletrica Pipoca [Member]
Disclosure of detailed information about investment property [line items]
Control		Jointly-controlled
Total investments		R$ 31	31
Retiro Baixo [Member]
Disclosure of detailed information about investment property [line items]
Control		Jointly-controlled
Total investments		R$ 180	171
Alianca Norte (Belo Monte plant) [Member]
Disclosure of detailed information about investment property [line items]
Control		Jointly-controlled
Total investments		R$ 671	664
Madeira Energia (Santo Antonio plant) [Member]
Disclosure of detailed information about investment property [line items]
Control		Affiliated
Total investments		R$ 167	270
FIP Melbourne (Santo Antonio plant) [Member]
Disclosure of detailed information about investment property [line items]
Control		Affiliated
Total investments		R$ 385	470
Lightger [Member]
Disclosure of detailed information about investment property [line items]
Control	[1]	Jointly-controlled
Total investments	[1]	R$ 128
Baguari Energia [Member]
Disclosure of detailed information about investment property [line items]
Control		Jointly-controlled
Total investments		R$ 157	162
Alianca Geracao [Member]
Disclosure of detailed information about investment property [line items]
Control		Jointly-controlled
Total investments		R$ 1,192	1,217
Amazonia Energia (Belo Monte plant) [Member]
Disclosure of detailed information about investment property [line items]
Control		Jointly-controlled
Total investments		R$ 1,028	1,013
TAESA [Member]
Disclosure of detailed information about investment property [line items]
Control		Jointly-controlled
Total investments		R$ 1,213	1,143
Ativas Data Center [Member]
Disclosure of detailed information about investment property [line items]
Control		Affiliated
Total investments		R$ 16	16
UFV Janauba Geracao De Energia Eletrica Distribuida [Member]
Disclosure of detailed information about investment property [line items]
Control		Affiliated
Total investments		R$ 10	9
Companhia De Transmissao Centroeste De Minas [Member]
Disclosure of detailed information about investment property [line items]
Control		Jointly-controlled
Total investments		R$ 24	20
Axxiom Solucoes Tecnologicas [Member]
Disclosure of detailed information about investment property [line items]
Control	[1]	Jointly-controlled
Total investments	[1]	R$ 13
Total of Investments [Member]
Disclosure of detailed information about investment property [line items]
Total investments		R$ 5,400	5,235
Itaocara - Equity Deficit [Member]
Disclosure of detailed information about investment property [line items]
Control	[2]	Jointly-controlled
Total investments		R$ (22) [2]		[3]

[1]	With the cessation of control of Light, the remaining equity interest in these investees was recognized as an investment in affiliate or jointly-controlled entities, and measured by the equity method, in accordance with IFRS 10. For more details please see Notes 1 and 34.
[2]	On December 31, 2019, the investee has negative net equity. Thus, after reducing the accounting value of its interest to zero, the Company recognized the provision for losses to the extent of its obligations , in the amount of R$22, resulting from contractual obligations assumed with the jointly-controlled entity and the other shareholders.
[3]	An Extraordinary General Shareholders' Meeting held on August 7, 2019 approved increase in the share capital of Cemig D by R$2,600, through subscription of funds from Advances for Future Capital Increase (AFACs), paid in by the Company, without issuance of new shares.